FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	74,180	$1,244,740
Verizon Communications Inc.	43,614	1,644,248

Total Diversified Telecommunication Services		2,888,988

Entertainment - 1.1%
Electronic Arts Inc.	2,537	347,087
Live Nation Entertainment Inc.	1,431	133,942	*
Netflix Inc.	4,542	2,211,409	*
Take-Two Interactive Software Inc.	1,644	264,602	*
Walt Disney Co.	18,984	1,714,065
Warner Bros. Discovery Inc.	23,029	262,070	*

Total Entertainment		4,933,175

Interactive Media & Services - 5.7%
Alphabet Inc., Class A Shares	61,402	8,577,245	*
Alphabet Inc., Class C Shares	51,678	7,282,981	*
Match Group Inc.	2,902	105,923	*
Meta Platforms Inc., Class A Shares	23,029	8,151,345	*

Total Interactive Media & Services		24,117,494

Media - 0.7%
Charter Communications Inc., Class A Shares	1,051	408,503	*
Comcast Corp., Class A Shares	41,684	1,827,844
Fox Corp., Class A Shares	2,401	71,238
Fox Corp., Class B Shares	1,468	40,590
Interpublic Group of Cos. Inc.	3,989	130,201
News Corp., Class A Shares	4,088	100,360
News Corp., Class B Shares	1,246	32,047
Omnicom Group Inc.	2,039	176,394
Paramount Global, Class B Shares	5,094	75,340

Total Media		2,862,517

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	5,295	848,947

TOTAL COMMUNICATION SERVICES		35,651,121

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.1%
Aptiv PLC	2,895	259,739	*
BorgWarner Inc.	2,396	85,897

Total Automobile Components		345,636

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Automobiles - 1.9%
Ford Motor Co.	40,836	$497,791
General Motors Co.	14,225	510,962
Tesla Inc.	28,697	7,130,631	*

Total Automobiles		8,139,384

Broadline Retail - 3.5%
Amazon.com Inc.	94,359	14,336,906	*
eBay Inc.	5,288	230,663
Etsy Inc.	1,266	102,609	*

Total Broadline Retail		14,670,178

Distributors - 0.1%
Genuine Parts Co.	1,424	197,224
LKQ Corp.	2,820	134,768
Pool Corp.	403	160,680

Total Distributors		492,672

Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc., Class A Shares	4,514	614,536	*
Booking Holdings Inc.	362	1,284,094	*
Caesars Entertainment Inc.	2,217	103,933	*
Carnival Corp.	10,431	193,391	*
Chipotle Mexican Grill Inc.	285	651,784	*
Darden Restaurants Inc.	1,227	201,596
Domino’s Pizza Inc.	361	148,815
Expedia Group Inc.	1,402	212,810	*
Hilton Worldwide Holdings Inc.	2,667	485,634
Las Vegas Sands Corp.	3,846	189,262
Marriott International Inc., Class A Shares	2,569	579,335
McDonald’s Corp.	7,529	2,232,424
MGM Resorts International	2,808	125,461
Norwegian Cruise Line Holdings Ltd.	4,231	84,789	*
Royal Caribbean Cruises Ltd.	2,448	316,991	*
Starbucks Corp.	11,863	1,138,967
Wynn Resorts Ltd.	964	87,830
Yum! Brands Inc.	2,875	375,647

Total Hotels, Restaurants & Leisure		9,027,299

Household Durables - 0.4%
DR Horton Inc.	3,129	475,545
Garmin Ltd.	1,588	204,121
Lennar Corp., Class A Shares	2,599	387,355
Mohawk Industries Inc.	552	57,132	*
NVR Inc.	33	231,015	*

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	2,239	$231,110
Whirlpool Corp.	552	67,217

Total Household Durables		1,653,495

Leisure Products - 0.0%††
Hasbro Inc.	1,304	66,582

Specialty Retail - 2.0%
AutoZone Inc.	184	475,752	*
Bath & Body Works Inc.	2,354	101,599
Best Buy Co. Inc.	1,959	153,351
CarMax Inc.	1,625	124,703	*
Home Depot Inc.	10,380	3,597,189
Lowe’s Cos. Inc.	5,990	1,333,074
O’Reilly Automotive Inc.	616	585,249	*
Ross Stores Inc.	3,518	486,856
TJX Cos. Inc.	11,877	1,114,181
Tractor Supply Co.	1,120	240,834
Ulta Beauty Inc.	506	247,935	*

Total Specialty Retail		8,460,723

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica Inc.	1,188	607,412	*
NIKE Inc., Class B Shares	12,714	1,380,359
Ralph Lauren Corp.	387	55,805
Tapestry Inc.	2,302	84,737
VF Corp.	3,266	61,401

Total Textiles, Apparel & Luxury Goods		2,189,714

TOTAL CONSUMER DISCRETIONARY		45,045,683

CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Brown-Forman Corp., Class B Shares	1,949	111,288
Coca-Cola Co.	40,382	2,379,711
Constellation Brands Inc., Class A Shares	1,680	406,140
Keurig Dr Pepper Inc.	10,460	348,527
Molson Coors Beverage Co., Class B Shares	1,864	114,096
Monster Beverage Corp.	7,675	442,157	*
PepsiCo Inc.	14,269	2,423,447

Total Beverages		6,225,366

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	4,593	3,031,747
Dollar General Corp.	2,246	305,344
Dollar Tree Inc.	2,193	311,516	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - (continued)
Kroger Co.	6,867	$313,890
Sysco Corp.	5,259	384,591
Target Corp.	4,790	682,192
Walgreens Boots Alliance Inc.	7,515	196,217
Walmart Inc.	14,801	2,333,377

Total Consumer Staples Distribution & Retail		7,558,874

Food Products - 0.8%
Archer-Daniels-Midland Co.	5,538	399,954
Bunge Global SA	1,537	155,160
Campbell Soup Co.	2,057	88,924
Conagra Brands Inc.	5,058	144,962
General Mills Inc.	5,982	389,668
Hershey Co.	1,536	286,372
Hormel Foods Corp.	2,954	94,853
JM Smucker Co.	1,104	139,524
Kellanova	2,744	153,417
Kraft Heinz Co.	8,277	306,083
Lamb Weston Holdings Inc.	1,493	161,378
McCormick & Co. Inc., Non Voting Shares	2,573	176,045
Mondelez International Inc., Class A Shares	14,118	1,022,567
Tyson Foods Inc., Class A Shares	2,923	157,111

Total Food Products		3,676,018

Household Products - 1.2%
Church & Dwight Co. Inc.	2,557	241,790
Clorox Co.	1,273	181,517
Colgate-Palmolive Co.	8,547	681,281
Kimberly-Clark Corp.	3,518	427,472
Procter & Gamble Co.	24,449	3,582,757

Total Household Products		5,114,817

Personal Care Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,414	353,048
Kenvue Inc.	17,919	385,796

Total Personal Care Products		738,844

Tobacco - 0.5%
Altria Group Inc.	18,349	740,199
Philip Morris International Inc.	16,108	1,515,440

Total Tobacco		2,255,639

TOTAL CONSUMER STAPLES		25,569,558

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	10,471	$357,899
Halliburton Co.	9,171	331,532
Schlumberger NV	14,839	772,221

Total Energy Equipment & Services		1,461,652

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	3,289	118,009
Chevron Corp.	18,216	2,717,099
ConocoPhillips	12,320	1,429,982
Coterra Energy Inc.	7,740	197,525
Devon Energy Corp.	6,653	301,381
Diamondback Energy Inc.	1,858	288,139
EOG Resources Inc.	6,053	732,110
EQT Corp.	4,272	165,156
Exxon Mobil Corp.	41,562	4,155,369
Hess Corp.	2,872	414,027
Kinder Morgan Inc.	20,065	353,947
Marathon Oil Corp.	6,144	148,439
Marathon Petroleum Corp.	3,939	584,390
Occidental Petroleum Corp.	6,855	409,312
ONEOK Inc.	6,047	424,620
Phillips 66	4,571	608,583
Pioneer Natural Resources Co.	2,421	544,434
Targa Resources Corp.	2,315	201,104
Valero Energy Corp.	3,509	456,170
Williams Cos. Inc.	12,625	439,729

Total Oil, Gas & Consumable Fuels		14,689,525

TOTAL ENERGY		16,151,177

FINANCIALS - 12.8%
Banks - 3.2%
Bank of America Corp.	71,434	2,405,183
Citigroup Inc.	19,853	1,021,238
Citizens Financial Group Inc.	4,878	161,657
Comerica Inc.	1,296	72,330
Fifth Third Bancorp	7,084	244,327
Huntington Bancshares Inc.	15,137	192,543
JPMorgan Chase & Co.	29,989	5,101,129
KeyCorp	9,896	142,502
M&T Bank Corp.	1,744	239,068
PNC Financial Services Group Inc.	4,132	639,840

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Banks - (continued)
Regions Financial Corp.	9,767	$189,284
Truist Financial Corp.	13,847	511,231
US Bancorp	16,158	699,318
Wells Fargo & Co.	37,676	1,854,413
Zions Bancorp NA	1,568	68,788

Total Banks		13,542,851

Capital Markets - 3.0%
Ameriprise Financial Inc.	1,050	398,822
Bank of New York Mellon Corp.	8,006	416,712
BlackRock Inc.	1,451	1,177,922
Blackstone Inc.	7,373	965,273
Cboe Global Markets Inc.	1,075	191,952
Charles Schwab Corp.	15,443	1,062,478
CME Group Inc.	3,735	786,591
FactSet Research Systems Inc.	397	189,389
Franklin Resources Inc.	2,868	85,438	(a)
Goldman Sachs Group Inc.	3,384	1,305,446
Intercontinental Exchange Inc.	5,940	762,874
Invesco Ltd.	4,582	81,743
MarketAxess Holdings Inc.	385	112,747
Moody’s Corp.	1,632	637,394
Morgan Stanley	13,115	1,222,974
MSCI Inc.	821	464,399
Nasdaq Inc.	3,534	205,467
Northern Trust Corp.	2,182	184,117
Raymond James Financial Inc.	1,916	213,634
S&P Global Inc.	3,362	1,481,028
State Street Corp.	3,214	248,956
T. Rowe Price Group Inc.	2,283	245,856

Total Capital Markets		12,441,212

Consumer Finance - 0.5%
American Express Co.	5,973	1,118,982
Capital One Financial Corp.	3,953	518,317
Discover Financial Services	2,586	290,667
Synchrony Financial	4,279	163,415

Total Consumer Finance		2,091,381

Financial Services - 4.1%
Berkshire Hathaway Inc., Class B Shares	18,878	6,733,027	*
Fidelity National Information Services Inc.	6,154	369,671
Fiserv Inc.	6,224	826,796	*

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Financial Services - (continued)
FleetCor Technologies Inc.	743	$209,979	*
Global Payments Inc.	2,702	343,154
Jack Henry & Associates Inc.	741	121,087
Mastercard Inc., Class A Shares	8,591	3,664,147
PayPal Holdings Inc.	11,244	690,494	*
Visa Inc., Class A Shares	16,536	4,305,148

Total Financial Services		17,263,503

Insurance - 2.0%
Aflac Inc.	5,522	455,565
Allstate Corp.	2,717	380,326
American International Group Inc.	7,292	494,033
Aon PLC, Class A Shares	2,082	605,904
Arch Capital Group Ltd.	3,920	291,138	*
Arthur J Gallagher & Co.	2,237	503,056
Assurant Inc.	540	90,985
Brown & Brown Inc.	2,478	176,210
Chubb Ltd.	4,230	955,980
Cincinnati Financial Corp.	1,612	166,777
Everest Group Ltd.	458	161,940
Globe Life Inc.	855	104,071
Hartford Financial Services Group Inc.	3,126	251,268
Loews Corp.	1,920	133,613
Marsh & McLennan Cos. Inc.	5,108	967,813
MetLife Inc.	6,502	429,977
Principal Financial Group Inc.	2,244	176,535
Progressive Corp.	6,069	966,670
Prudential Financial Inc.	3,739	387,772
Travelers Cos. Inc.	2,380	453,366
Willis Towers Watson PLC	1,073	258,808
WR Berkley Corp.	2,065	146,037

Total Insurance		8,557,844

TOTAL FINANCIALS		53,896,791

HEALTH CARE - 12.4%
Biotechnology - 2.0%
AbbVie Inc.	18,317	2,838,586
Amgen Inc.	5,553	1,599,375
Biogen Inc.	1,506	389,708	*
Gilead Sciences Inc.	12,930	1,047,459
Incyte Corp.	1,903	119,489	*
Moderna Inc.	3,443	342,406	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Regeneron Pharmaceuticals Inc.	1,112	$976,659	*
Vertex Pharmaceuticals Inc.	2,674	1,088,024	*

Total Biotechnology		8,401,706

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	17,998	1,981,040
Align Technology Inc.	748	204,952	*
Baxter International Inc.	5,291	204,550
Becton Dickinson & Co.	3,008	733,440
Boston Scientific Corp.	15,180	877,556	*
Cooper Cos. Inc.	520	196,789
DENTSPLY SIRONA Inc.	2,308	82,142
Dexcom Inc.	4,009	497,477	*
Edwards Lifesciences Corp.	6,290	479,612	*
GE HealthCare Technologies Inc.	4,056	313,610
Hologic Inc.	2,538	181,340	*
IDEXX Laboratories Inc.	865	480,118	*
Insulet Corp.	716	155,357	*
Intuitive Surgical Inc.	3,652	1,232,039	*
Medtronic PLC	13,793	1,136,267
ResMed Inc.	1,539	264,739
STERIS PLC	1,022	224,687
Stryker Corp.	3,506	1,049,907
Teleflex Inc.	488	121,678
Zimmer Biomet Holdings Inc.	2,174	264,576

Total Health Care Equipment & Supplies		10,681,876

Health Care Providers & Services - 2.8%
Cardinal Health Inc.	2,561	258,149
Cencora Inc.	1,708	350,789
Centene Corp.	5,556	412,311	*
Cigna Group	3,042	910,927
CVS Health Corp.	13,323	1,051,984
DaVita Inc.	561	58,770	*
Elevance Health Inc.	2,436	1,148,720
HCA Healthcare Inc.	2,065	558,954
Henry Schein Inc.	1,369	103,647	*
Humana Inc.	1,280	585,997
Laboratory Corp. of America Holdings	877	199,333
McKesson Corp.	1,379	638,449
Molina Healthcare Inc.	613	221,483	*
Quest Diagnostics Inc.	1,160	159,941

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	9,595	$5,051,480
Universal Health Services Inc., Class B Shares	609	92,836

Total Health Care Providers & Services		11,803,770

Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc.	3,033	421,678
Bio-Rad Laboratories Inc., Class A Shares	217	70,067	*
Bio-Techne Corp.	1,684	129,938
Charles River Laboratories International Inc.	518	122,455	*
Danaher Corp.	6,824	1,578,664
Illumina Inc.	1,660	231,138	*
IQVIA Holdings Inc.	1,900	439,622	*
Mettler-Toledo International Inc.	222	269,277	*
Revvity Inc.	1,259	137,621
Thermo Fisher Scientific Inc.	4,009	2,127,937
Waters Corp.	628	206,757	*
West Pharmaceutical Services Inc.	759	267,259

Total Life Sciences Tools & Services		6,002,413

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	21,152	1,085,309
Catalent Inc.	1,809	81,278	*
Eli Lilly & Co.	8,274	4,823,080
Johnson & Johnson	24,975	3,914,582
Merck & Co. Inc.	26,289	2,866,027
Pfizer Inc.	58,589	1,686,777
Viatris Inc.	12,344	133,686
Zoetis Inc.	4,762	939,876

Total Pharmaceuticals		15,530,615

TOTAL HEALTH CARE		52,420,380

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.6%
Axon Enterprise Inc.	725	187,289	*
Boeing Co.	5,900	1,537,894	*
General Dynamics Corp.	2,347	609,446
Howmet Aerospace Inc.	4,081	220,864
Huntington Ingalls Industries Inc.	411	106,712
L3Harris Technologies Inc.	1,981	417,238
Lockheed Martin Corp.	2,289	1,037,466
Northrop Grumman Corp.	1,471	688,634
RTX Corp.	14,917	1,255,116

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Textron Inc.	2,035	$163,655
TransDigm Group Inc.	573	579,647

Total Aerospace & Defense		6,803,961

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	1,177	101,681
Expeditors International of Washington Inc.	1,524	193,853
FedEx Corp.	2,400	607,128
United Parcel Service Inc., Class B Shares	7,506	1,180,168

Total Air Freight & Logistics		2,082,830

Building Products - 0.5%
Allegion PLC	937	118,709
AO Smith Corp.	1,269	104,616
Builders FirstSource Inc.	1,280	213,683	*
Carrier Global Corp.	8,704	500,045
Johnson Controls International PLC	7,127	410,800
Masco Corp.	2,304	154,322
Trane Technologies PLC	2,370	578,043

Total Building Products		2,080,218

Commercial Services & Supplies - 0.6%
Cintas Corp.	901	542,997
Copart Inc.	9,048	443,352	*
Republic Services Inc.	2,122	349,939
Rollins Inc.	2,908	126,992
Veralto Corp.	2,317	190,596
Waste Management Inc.	3,797	680,043

Total Commercial Services & Supplies		2,333,919

Construction & Engineering - 0.1%
Quanta Services Inc.	1,510	325,858

Electrical Equipment - 0.6%
AMETEK Inc.	2,395	394,912
Eaton Corp. PLC	4,142	997,476
Emerson Electric Co.	5,914	575,610
Generac Holdings Inc.	632	81,680	*
Hubbell Inc.	551	181,240
Rockwell Automation Inc.	1,203	373,507

Total Electrical Equipment		2,604,425

Ground Transportation - 1.1%
CSX Corp.	20,514	711,220
J.B. Hunt Transport Services Inc.	846	168,980
Norfolk Southern Corp.	2,349	555,257

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Ground Transportation - (continued)
Old Dominion Freight Line Inc.	920	$372,903
Uber Technologies Inc.	21,356	1,314,889	*
Union Pacific Corp.	6,327	1,554,038

Total Ground Transportation		4,677,287

Industrial Conglomerates - 0.8%
3M Co.	5,733	626,732
General Electric Co.	11,292	1,441,198
Honeywell International Inc.	6,841	1,434,626

Total Industrial Conglomerates		3,502,556

Machinery - 1.7%
Caterpillar Inc.	5,294	1,565,277
Cummins Inc.	1,472	352,647
Deere & Co.	2,785	1,113,638
Dover Corp.	1,437	221,025
Fortive Corp.	3,610	265,804
IDEX Corp.	792	171,951
Illinois Tool Works Inc.	2,842	744,434
Ingersoll Rand Inc.	4,203	325,060
Nordson Corp.	574	151,628
Otis Worldwide Corp.	4,255	380,695
PACCAR Inc.	5,429	530,142
Parker-Hannifin Corp.	1,334	614,574
Pentair PLC	1,682	122,298
Snap-on Inc.	541	156,262
Stanley Black & Decker Inc.	1,575	154,508
Westinghouse Air Brake Technologies Corp.	1,826	231,719
Xylem Inc.	2,511	287,158

Total Machinery		7,388,820

Passenger Airlines - 0.2%
American Airlines Group Inc.	6,968	95,740	*
Delta Air Lines Inc.	6,691	269,179
Southwest Airlines Co.	6,034	174,262
United Airlines Holdings Inc.	3,461	142,801	*

Total Passenger Airlines		681,982

Professional Services - 0.7%
Automatic Data Processing Inc.	4,262	992,918
Broadridge Financial Solutions Inc.	1,237	254,513
Ceridian HCM Holding Inc.	1,664	111,688	*
Equifax Inc.	1,287	318,262
Jacobs Solutions Inc.	1,308	169,779

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Professional Services - (continued)
Leidos Holdings Inc.	1,434	$155,216
Paychex Inc.	3,317	395,088
Paycom Software Inc.	499	103,153
Robert Half Inc.	1,135	99,789
Verisk Analytics Inc.	1,507	359,962

Total Professional Services		2,960,368

Trading Companies & Distributors - 0.3%
Fastenal Co.	5,945	385,057
United Rentals Inc.	700	401,394
W.W. Grainger Inc.	459	380,369

Total Trading Companies & Distributors		1,166,820

TOTAL INDUSTRIALS		36,609,044

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.8%
Arista Networks Inc.	2,614	615,623	*
Cisco Systems Inc.	42,027	2,123,204
F5 Inc.	606	108,462	*
Juniper Networks Inc.	3,332	98,228
Motorola Solutions Inc.	1,722	539,141

Total Communications Equipment		3,484,658

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	6,204	615,003
CDW Corp.	1,406	319,612
Corning Inc.	8,054	245,244
Jabil Inc.	1,328	169,187
Keysight Technologies Inc.	1,852	294,635	*
TE Connectivity Ltd.	3,235	454,517
Teledyne Technologies Inc.	489	218,236	*
Trimble Inc.	2,504	133,213	*
Zebra Technologies Corp., Class A Shares	543	148,418	*

Total Electronic Equipment, Instruments & Components		2,598,065

IT Services - 1.2%
Accenture PLC, Class A Shares	6,507	2,283,371
Akamai Technologies Inc.	1,547	183,087	*
Cognizant Technology Solutions Corp., Class A Shares	5,226	394,720
EPAM Systems Inc.	599	178,107	*
Gartner Inc.	817	368,557	*
International Business Machines Corp.	9,468	1,548,491
VeriSign Inc.	934	192,367	*

Total IT Services		5,148,700

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices Inc.	16,765	$2,471,329	*
Analog Devices Inc.	5,174	1,027,349
Applied Materials Inc.	8,681	1,406,930
Broadcom Inc.	4,555	5,084,519
Enphase Energy Inc.	1,409	186,185	*
First Solar Inc.	1,090	187,785	*
Intel Corp.	43,748	2,198,337
KLA Corp.	1,411	820,214
Lam Research Corp.	1,368	1,071,500
Microchip Technology Inc.	5,619	506,721
Micron Technology Inc.	11,397	972,620
Monolithic Power Systems Inc.	497	313,498
NVIDIA Corp.	25,629	12,691,993
NXP Semiconductors NV	2,680	615,542
ON Semiconductor Corp.	4,474	373,713	*
Qorvo Inc.	1,032	116,214	*
QUALCOMM Inc.	11,550	1,670,477
Skyworks Solutions Inc.	1,622	182,345
Teradyne Inc.	1,553	168,532
Texas Instruments Inc.	9,426	1,606,756

Total Semiconductors & Semiconductor Equipment		33,672,559

Software - 10.6%
Adobe Inc.	4,724	2,818,338	*
ANSYS Inc.	913	331,309	*
Autodesk Inc.	2,217	539,795	*
Cadence Design Systems Inc.	2,821	768,356	*
Fair Isaac Corp.	253	294,494	*
Fortinet Inc.	6,662	389,927	*
Gen Digital Inc.	6,024	137,468
Intuit Inc.	2,907	1,816,962
Microsoft Corp.	77,114	28,997,949
Oracle Corp.	16,484	1,737,908
Palo Alto Networks Inc.	3,225	950,988	*
PTC Inc.	1,229	215,026	*
Roper Technologies Inc.	1,106	602,958
Salesforce Inc.	10,094	2,656,135	*
ServiceNow Inc.	2,126	1,501,998	*
Synopsys Inc.	1,577	812,013	*
Tyler Technologies Inc.	431	180,210	*

Total Software		44,751,834

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc.	151,685	$29,203,913
Hewlett Packard Enterprise Co.	13,223	224,527
HP Inc.	9,101	273,849
NetApp Inc.	2,186	192,718
Seagate Technology Holdings PLC	2,009	171,508
Western Digital Corp.	3,436	179,943	*

Total Technology Hardware, Storage & Peripherals		30,246,458

TOTAL INFORMATION TECHNOLOGY		119,902,274

MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals Inc.	2,306	631,383
Albemarle Corp.	1,190	171,931
Celanese Corp.	1,056	164,071
CF Industries Holdings Inc.	2,008	159,636
Corteva Inc.	7,257	347,755
Dow Inc.	7,201	394,903
DuPont de Nemours Inc.	4,455	342,723
Eastman Chemical Co.	1,270	114,071
Ecolab Inc.	2,634	522,454
FMC Corp.	1,294	81,587
International Flavors & Fragrances Inc.	2,601	210,603
Linde PLC	5,033	2,067,103
LyondellBasell Industries NV, Class A Shares	2,693	256,050
Mosaic Co.	3,491	124,733
PPG Industries Inc.	2,452	366,697
Sherwin-Williams Co.	2,444	762,284

Total Chemicals		6,717,984

Construction Materials - 0.2%
Martin Marietta Materials Inc.	646	322,296
Vulcan Materials Co.	1,379	313,047

Total Construction Materials		635,343

Containers & Packaging - 0.2%
Amcor PLC	14,610	140,840
Avery Dennison Corp.	828	167,389
Ball Corp.	3,271	188,148
International Paper Co.	3,637	131,478
Packaging Corp. of America	940	153,135
Westrock Co.	2,600	107,952

Total Containers & Packaging		888,942

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Metals & Mining - 0.4%
Freeport-McMoRan Inc.	14,904	$634,463
Newmont Corp.	11,938	494,114
Nucor Corp.	2,554	444,498
Steel Dynamics Inc.	1,562	184,472

Total Metals & Mining		1,757,547

TOTAL MATERIALS		9,999,816

REAL ESTATE - 2.5%
Health Care REITs - 0.2%
Healthpeak Properties Inc.	5,670	112,266
Ventas Inc.	4,174	208,032
Welltower Inc.	5,732	516,854

Total Health Care REITs		837,152

Hotel & Resort REITs - 0.0%††
Host Hotels & Resorts Inc.	7,274	141,625

Industrial REITs - 0.3%
Prologis Inc.	9,581	1,277,147

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,591	201,691
Boston Properties Inc.	1,534	107,641

Total Office REITs		309,332

Real Estate Management & Development - 0.2%
CBRE Group Inc., Class A Shares	3,159	294,071	*
CoStar Group Inc.	4,250	371,408	*

Total Real Estate Management & Development		665,479

Residential REITs - 0.3%
AvalonBay Communities Inc.	1,491	279,145
Camden Property Trust	1,114	110,609
Equity Residential	3,581	219,014
Essex Property Trust Inc.	674	167,112
Invitation Homes Inc.	5,882	200,635
Mid-America Apartment Communities Inc.	1,213	163,100
UDR Inc.	3,098	118,622

Total Residential REITs		1,258,237

Retail REITs - 0.3%
Federal Realty Investment Trust	785	80,894
Kimco Realty Corp.	6,546	139,495
Realty Income Corp.	7,499	430,593
Regency Centers Corp.	1,748	117,116
Simon Property Group Inc.	3,377	481,695

Total Retail REITs		1,249,793

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Specialized REITs - 1.1%
American Tower Corp.	4,835	$1,043,780
Crown Castle Inc.	4,501	518,470
Digital Realty Trust Inc.	3,145	423,254
Equinix Inc.	973	783,644
Extra Space Storage Inc.	2,205	353,528
Iron Mountain Inc.	3,069	214,769
Public Storage	1,638	499,590
SBA Communications Corp.	1,124	285,148
VICI Properties Inc.	10,680	340,478
Weyerhaeuser Co.	7,500	260,775

Total Specialized REITs		4,723,436

TOTAL REAL ESTATE		10,462,201

UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	2,572	131,944
American Electric Power Co. Inc.	5,447	442,405
Constellation Energy Corp.	3,334	389,711
Duke Energy Corp.	7,980	774,379
Edison International	3,938	281,528
Entergy Corp.	2,182	220,797
Evergy Inc.	2,457	128,255
Eversource Energy	3,632	224,167
Exelon Corp.	10,316	370,344
FirstEnergy Corp.	5,368	196,791
NextEra Energy Inc.	21,287	1,292,972
NRG Energy Inc.	2,350	121,495
PG&E Corp.	22,097	398,409
Pinnacle West Capital Corp.	1,226	88,076
PPL Corp.	7,727	209,402
Southern Co.	11,298	792,216
Xcel Energy Inc.	5,710	353,506

Total Electric Utilities		6,416,397

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,539	178,370

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp.	7,092	136,521

Multi-Utilities - 0.7%
Ameren Corp.	2,711	196,114
CenterPoint Energy Inc.	6,540	186,848
CMS Energy Corp.	3,048	176,997

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Consolidated Edison Inc.		3,548	$322,762
Dominion Energy Inc.		8,745	411,015
DTE Energy Co.		2,122	233,972
NiSource Inc.		4,431	117,643
Public Service Enterprise Group Inc.		5,181	316,818
Sempra		6,488	484,848
WEC Energy Group Inc.		3,297	277,508

Total Multi-Utilities			2,724,525

Water Utilities - 0.1%
American Water Works Co. Inc.		2,017	266,224

TOTAL UTILITIES			9,722,037

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,541,172)			415,430,082

RATE
SHORT-TERM INVESTMENTS - 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,947,072)	5.622%	5,947,072	5,947,072	(b)

TOTAL INVESTMENTS - 99.8% (Cost - $143,488,244)			421,377,154
Other Assets in Excess of Liabilities - 0.2%			792,905

TOTAL NET ASSETS - 100.0%			$422,170,059

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	27	3/24	$6,390,829	$6,507,000	$116,171

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

18	Franklin S&P 500 Index Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Franklin S&P 500 Index Fund 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$415,430,082	—	—	$415,430,082
Short-Term Investments†	5,947,072	—	—	5,947,072

Total Investments	$421,377,154	—	—	$421,377,154

Other Financial Instruments:
Futures Contracts††	$116,171	—	—	$116,171

Total	$421,493,325	—	—	$421,493,325

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2023:

		Purchased		Sold
	Affiliate Value at September 30, 2023	Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$69,635	$832	35	—	—

(continued)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Franklin Resources Inc.	—	—	$14,971	$85,438

20	Franklin S&P 500 Index Fund 2023 Quarterly Report